Note Related to the Consolidated Statement of Income(Loss) - Summary of Detailed Information of Operating Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information of operating income [line items]
Total	€ 3,364	€ 4,138	€ 2,929
Subsidiaries [member]
Disclosure of detailed information of operating income [line items]
Total		463	368
Research tax credit [member]
Disclosure of detailed information of operating income [line items]
Total	3,187	3,347	2,219
Other income [member]
Disclosure of detailed information of operating income [line items]
Total	€ 178	€ 327	€ 341